Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Inventory [Line Items]
Percentage of LIFO Inventory	89.00%	88.00%
Inventory, LIFO Reserve, Effect on Income, Net	$ (42,295)	$ 8,930	$ (5,572)
Purchasing and Warehousing costs included in inventory	359,829	321,856
Inventories at FIFO, net	4,009,641	3,814,123
Adjustments to state inventories at LIFO	165,127	122,832
Inventories at LIFO, net	4,174,768	3,936,955
Inventory Valuation Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Inventory reserves, beginning of period	49,439	37,523	31,418
Additions to inventory reserves	97,226	92,773	65,466
Reserves utilized	(76,282)	(80,857)	(59,361)
Inventory reserves, end of period	$ 70,383	$ 49,439	$ 37,523